SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Results by Segment	Results by segment
For the year ended 31 December

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
2024	£m	£m	£m	£m	£m
Net interest income	3,426	144	694	48	4,312
Non-interest income/(expense)	121	182	128	(86)	345
Total operating income/(expense)	3,547	326	822	(38)	4,657
Operating expenses before credit impairment charges, provisions and charges	(1,976)	(152)	(417)	(3)	(2,548)
Credit impairment charges	(50)	(17)	(4)	—	(71)
Provisions for other liabilities and charges	(297)	(332)	(50)	(10)	(689)
Total credit impairment charges, provisions and charges	(347)	(349)	(54)	(10)	(760)
Profit/(loss) before tax	1,224	(175)	351	(51)	1,349

Revenue/(expense) from external customers	3,711	754	562	(370)	4,657
Inter-segment (expense)/revenue	(164)	(428)	260	332	—
Total operating income/(expense)	3,547	326	822	(38)	4,657

Revenue/(expense) from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	424	—	50	—	474
–Insurance, protection and investments	48	—	—	—	48
–Credit cards	92	—	—	—	92
–Non-banking and other fees(2)	3	28	73	15	119
Total fee and commission income	567	28	123	15	733
Fee and commission expense	(442)	(7)	(10)	(22)	(481)
Net fee and commission income/(expense)	125	21	113	(7)	252

Customer loans	171,724	4,759	18,029	—	194,512
Customer deposits	151,815	—	22,137	2,781	176,733

Average number of full-time equivalent staff	15,993	773	2,494	—	19,260
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
2023	£m	£m	£m	£m	£m
Net interest income/(expense)	3,716	156	841	(55)	4,658
Non-interest income/(expense)	182	192	135	(71)	438
Total operating income/(expense)	3,898	348	976	(126)	5,096
Operating expenses before credit impairment charges, provisions and charges	(1,813)	(141)	(351)	(151)	(2,456)
Credit impairment charges	(149)	(15)	(40)	(1)	(205)
Provisions for other liabilities and charges	(233)	(18)	(15)	(69)	(335)
Total credit impairment charges, provisions and charges	(382)	(33)	(55)	(70)	(540)
Profit/(loss) before tax	1,703	174	570	(347)	2,100

Revenue from external customers	3,597	663	712	124	5,096
Inter-segment revenue/(expense)	301	(315)	264	(250)	—
Total operating income/(expense)	3,898	348	976	(126)	5,096

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	493	—	49	—	542
–Insurance, protection and investments	47	—	—	—	47
–Credit cards	94	—	—	—	94
–Non-banking and other fees(2)	3	25	79	14	121
Total fee and commission income	637	25	128	14	804
Fee and commission expense	(458)	(6)	(11)	(26)	(501)
Net fee and commission income/(expense)	179	19	117	(12)	303

Customer loans	179,887	5,228	17,939	—	203,054
Customer deposits	158,329	—	24,066	5,050	187,445

Average number of full-time equivalent staff	16,330	816	2,376	24	19,546

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
2022	£m	£m	£m	£m	£m
Net interest income/(expense)	3,671	180	580	(6)	4,425
Non-interest income/(expense)	209	195	146	(19)	531
Total operating income/(expense)	3,880	375	726	(25)	4,956
Operating expenses before credit impairment charges, provisions and charges	(1,682)	(144)	(342)	(175)	(2,343)
Credit impairment charges	(262)	(27)	(31)	—	(320)
Provisions for other liabilities and charges	(394)	(6)	(8)	(11)	(419)
Total credit impairment charges, provisions and charges	(656)	(33)	(39)	(11)	(739)
Profit/(loss) before tax	1,542	198	345	(211)	1,874

Revenue/(expense) from external customers	4,109	513	732	(398)	4,956
Inter-segment (expense)/revenue	(229)	(138)	(6)	373	—
Total operating income/(expense)	3,880	375	726	(25)	4,956

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	502	—	60	—	562
–Insurance, protection and investments	78	—	—	—	78
–Credit card fees	95	—	—	—	95
–Non-banking and other fees(2)	2	20	77	5	104
Total fee and commission income	677	20	137	5	839
Fee and commission expense	(478)	(5)	(18)	(8)	(509)
Net fee and commission income/(expense)	199	15	119	(3)	330

Customer loans	191,836	5,384	18,518	—	215,738
Customer deposits	161,748	—	24,798	3,365	189,911

Average number of full-time equivalent staff	15,212	531	2,336	44	18,123
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
Summary Of Relationship Between Customer Liabilities and Deposits	The table below shows the relationship between Customer assets and Loans and advances to customers as presented in the Consolidated Balance Sheet.
Customer assets exclude intercompany balances (including joint ventures), as they carry low credit risk and therefore have an immaterial ECL, Accrued interest that we have not yet charged to the customer's account, and Other items, consisting mainly of cash collateral. It also shows the relationship between Customer deposits (see above) and Deposits by customers as presented in the Consolidated Balance Sheet.

	Assets		Liabilities
	2024	2023	2024	2023
	£m	£m	£m	£m
Customer balances (gross)	194,512	203,054	176,733	187,445
Loan loss allowance	(784)	(914)	—	—
Customer balances (net)	193,728	202,140	176,733	187,445
Intercompany balances (including joint ventures)	4,832	4,544	3,632	2,825
Accrued interest	714	739	854	830
Other items	134	12	(252)	(250)
Loans and advances to customers / Deposits by customers	199,408	207,435	180,967	190,850